SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
15.	SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The Partnership’s Senior Secured Notes are guaranteed by the Partnership’s 100% owned subsidiaries, other than the co-issuer, as described in Note 8 Long-Term Debt. The guarantees are full, unconditional, joint and several. The Partnership, or the "Parent," and its 100% owned subsidiary, Cornerstone Family Services of West Virginia Subsidiary Inc., are the co-issuers of the Senior Secured Notes. The Partnership’s unaudited condensed consolidated financial statements as of September 30, 2019 and December 31, 2018 and for the three and nine months ended September 30, 2019 and 2018 include the accounts of cemeteries operated under long-term leases, operating agreements and management agreements. For the purposes of this note, these entities are deemed non-guarantor subsidiaries, as they are not 100% owned by the Partnership. The Partnership’s unaudited condensed consolidated financial statements also contain merchandise and perpetual care trusts that are also non-guarantor subsidiaries for the purposes of this note.

The financial information presented below reflects the Partnership’s standalone accounts, the combined accounts of the subsidiary co-issuer, the combined accounts of the guarantor subsidiaries, the combined accounts of the non-guarantor subsidiaries, the consolidating adjustments and eliminations and the Partnership’s consolidated accounts as of September 30, 2019 and December 31, 2018 and for the three and nine months ended September 30, 2019 and 2018. For the purpose of the following financial information, the Partnership’s investments in its subsidiaries and the guarantor subsidiaries’ investments in their respective subsidiaries are presented in accordance with the equity method of accounting (in thousands):

CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)

September 30, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$42,066	$1,449	$—	$43,515
Restricted cash	—	—	20,580	—	—	20,580
Other current assets	—	3,470	69,812	11,966	—	85,248
Total current assets	—	3,470	132,458	13,415	—	149,343
Long-term accounts receivable	—	2,906	64,918	10,314	—	78,138
Cemetery and funeral home property and equipment	—	696	404,948	31,960	—	437,604
Merchandise trusts	—	—	—	519,529	—	519,529
Perpetual care trusts	—	—	—	343,028	—	343,028
Deferred selling and obtaining costs	—	5,580	90,236	17,785	—	113,601
Intangible assets	—	—	187	56,375	—	56,562
Other assets	—	—	29,939	2,779	—	32,718
Investments in and amounts due from affiliates eliminated upon consolidation	—	—	649,920	—	(649,920)	—
Total assets	$—	$12,652	$1,372,606	$995,185	$(649,920)	$1,730,523
Liabilities, Redeemable Convertible Preferred Units and Partners’ Capital (Deficit)
Current liabilities	—	150	63,418	1,520	—	65,088
Long-term debt, net of deferred financing costs	—	—	362,173	—	—	362,173
Deferred revenues	—	32,926	797,538	113,091	—	943,555
Perpetual care trust corpus	—	—	—	343,028	—	343,028
Other long-term liabilities	—	—	46,820	16,384	—	63,204
Investments in and amounts due to affiliates eliminated upon consolidation	46,525	259,737	—	570,954	(877,216)	—
Total liabilities	46,525	292,813	1,269,949	1,044,977	(877,216)	1,777,048
Redeemable convertible preferred units	57,500	—	—	—	—	57,500
Partners’ capital (deficit)	(104,025)	(280,161)	102,657	(49,792)	227,296	(104,025)
Total liabilities, redeemable convertible preferred units and partners’ capital (deficit)	$—	$12,652	$1,372,606	$995,185	$(649,920)	$1,730,523

CONSOLIDATING BALANCE SHEET

December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$16,298	$1,849	$—	$18,147
Restricted cash	—	—	—	—	—	—
Other current assets	—	3,718	64,924	11,527	—	80,169
Total current assets	—	3,718	81,222	13,376	—	98,316
Long-term accounts receivable	—	3,118	71,708	12,322	—	87,148
Cemetery and funeral home property and equipment	—	806	409,201	33,550	—	443,557
Merchandise trusts	—	—	—	488,248	—	488,248
Perpetual care trusts	—	—	—	330,562	—	330,562
Deferred selling and obtaining costs	—	5,511	88,705	18,444	—	112,660
Goodwill and intangible assets	—	—	25,676	60,607	—	86,283
Other assets	—	—	19,403	2,924	—	22,327
Investments in and amounts due from affiliates eliminated upon consolidation	61,875	(586)	539,997	—	(601,286)	—
Total assets	$61,875	$12,567	$1,235,912	$960,033	$(601,286)	$1,669,101
Liabilities, Redeemable Convertible Preferred Units and Partners’ Capital (Deficit)
Current liabilities	$—	$184	$60,216	$1,400	$—	$61,800
Long-term debt, net of deferred financing costs	68,453	105,160	146,635	—	—	320,248
Deferred revenues	—	32,147	770,337	111,802	—	914,286
Perpetual care trust corpus	—	—	—	330,562	—	330,562
Other long-term liabilities	—	—	33,553	15,230	—	48,783
Due to affiliates	—	—	173,613	543,543	(717,156)	—
Total liabilities	68,453	137,491	1,184,354	1,002,537	(717,156)	1,675,679
Redeemable convertible preferred units	—	—	—	—	—	—
Partners’ capital (deficit)	(6,578)	(124,924)	51,556	(42,502)	115,870	(6,578)
Total liabilities, redeemable convertible preferred units and partners’ capital (deficit)	$61,875	$12,567	$1,235,910	$960,035	$(601,286)	$1,669,101

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)

Three Months Ended September 30, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$1,257	$61,520	$12,154	$(1,780)	$73,151
Total costs and expenses	—	(3,336)	(64,596)	(13,440)	1,780	(79,592)
Other loss	—	—	(129)	—	—	(129)
Net loss from equity investment in subsidiaries	(42,652)	(33,050)	—	.	75,702	—
Interest expense	—	—	(12,486)	(279)	—	(12,765)
Loss on debt extinguishment	—	—	—	—	—	—
Loss on impairment of goodwill	—	—	(24,206)	(656)	—	(24,862)
Income (loss) from continuing operations before income taxes	(42,652)	(35,129)	(39,897)	(2,221)	75,702	(44,197)
Income tax benefit	—	—	1,545	—	—	1,545
Net income (loss)	$(42,652)	$(35,129)	$(38,352)	$(2,221)	$75,702	$(42,652)

Three Months Ended September 30, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$1,513	$61,254	$12,116	$(1,698)	73,185
Total costs and expenses	—	(3,192)	(68,979)	(12,728)	1,698	(83,201)
Other income	—	—	702	—	—	702
Net loss from equity investment in subsidiaries	(15,867)	(13,280)	—	—	29,147	—
Interest expense	(1,358)	(2,087)	(3,935)	(258)		(7,638)
Income (loss) from continuing operations before income taxes	(17,225)	(17,046)	(10,958)	(870)	29,147	(16,952)
Income tax expense	—	—	(273)	—	—	(273)
Net income (loss)	$(17,225)	$(17,046)	$(11,231)	$(870)	$29,147	$(17,225)

Nine Months Ended September 30, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$4,260	$187,021	$36,354	$(4,520)	$223,115
Total costs and expenses	—	(11,894)	(197,511)	(40,793)	4,520	(245,678)
Other loss	—	—	(1,475)	(2,083)	—	(3,558)
Net loss from equity investment in subsidiaries	(94,405)	(74,333)	—	—	168,738	—
Interest expense	(4,241)	(5,909)	(24,311)	(821)	—	(35,282)
Loss on debt extinguishment	(938)	(1,441)	(6,099)	—	—	(8,478)
Loss on impairment of goodwill	—	—	(24,206)	(656)	—	(24,862)
Income (loss) from continuing operations before income taxes	(99,584)	(89,317)	(66,581)	(7,999)	168,738	(94,743)
Income tax expense	—	—	(4,841)	—	—	(4,841)
Net income (loss)	$(99,584)	$(89,317)	$(71,422)	$(7,999)	$168,738	$(99,584)

Nine Months Ended September 30, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$4,563	$196,638	$38,390	$(6,890)	$232,701
Total costs and expenses	—	(10,278)	(214,804)	(41,289)	6,890	(259,481)
Other loss	—	—	(4,503)	—	—	(4,503)
Net loss from equity investment in subsidiaries	(48,090)	(40,382)	—	—	88,472	—
Interest expense	(4,075)	(6,261)	(11,755)	(767)	—	(22,858)
Income (loss) from continuing operations before income taxes	(52,165)	(52,358)	(34,424)	(3,666)	88,472	(54,141)
Income tax benefit	—	—	1,976	—	—	1,976
Net income (loss)	$(52,165)	$(52,358)	$(32,448)	$(3,666)	$88,472	$(52,165)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)

Nine Months Ended September 30, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash used in (provided by) operating activities	$—	$212	$(16,712)	$(105)	$(10,150)	$(26,755)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(188)	(4,158)	(147)	—	(4,493)
Payments to affiliates	(57,500)	—	—	—	57,500	—
Net cash used in investing activities	(57,500)	(188)	(4,158)	(147)	57,500	(4,493)
Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments from affiliates	—	—	47,350	—	(47,350)	—
Proceeds from issuance of redeemable convertible preferred units, net	57,500	—	—	—	—	57,500
Net borrowings and repayments of debt	—	(24)	38,517	(148)	—	38,345
Other financing activities	—	—	(18,649)	—	—	(18,649)
Net cash provided by (used in) financing activities	57,500	(24)	67,218	(148)	(47,350)	77,196
Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	46,348	(400)	—	45,948
Cash and cash equivalents and restricted cash— Beginning of period	—	—	16,298	1,849	—	18,147
Cash and cash equivalents and restricted cash— End of period	$—	$—	$62,646	$1,449	$—	$64,095

Nine Months Ended September 30, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$363	$29,462	$(78)	$(10,336)	$19,411
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(363)	(9,888)	(626)	—	(10,877)
Net cash used in investing activities	—	(363)	(9,888)	(626)	—	(10,877)
Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments to affiliates	—	—	(10,336)	—	10,336	—
Proceeds from issuance of redeemable convertible preferred units, net	—	—	—	—	—	—
Net borrowings and repayments of debt	—	—	(4,044)	—	—	(4,044)
Other financing activities	—	—	(3,268)	—	—	(3,268)
Net cash (used in) provided by financing activities	—	—	(17,648)	—	10,336	(7,312)
Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	1,926	(704)	—	1,222
Cash and cash equivalents and restricted cash—Beginning of period	—	—	4,216	2,605	—	6,821
Cash and cash equivalents and restricted cash—End of period	$—	$—	$6,142	$1,901	$—	$8,043

16.	SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The Partnership’s Senior Notes are guaranteed by StoneMor Operating LLC and its 100% owned subsidiaries, other than the co-issuer, as described below. The guarantees are full, unconditional, joint and several. The Partnership, or the "Parent," and its 100% owned subsidiary, Cornerstone Family Services of West Virginia Subsidiary Inc., are the co-issuers of the Senior Notes. The Partnership’s consolidated financial statements as of and for the years ended December 31, 2018 and 2017 include the accounts of cemeteries operated under long-term lease, operating or management agreements. For the purposes of this note, these entities are deemed non-guarantor subsidiaries, as they are not 100% owned by the Partnership. The Partnership’s consolidated financial statements also contain merchandise and perpetual care trusts that are also non-guarantor subsidiaries for the purposes of this note.

The financial information presented below reflects the Partnership’s standalone accounts, the combined accounts of the subsidiary co-issuer, the combined accounts of the guarantor subsidiaries, the combined accounts of the non-guarantor subsidiaries, the consolidating adjustments and eliminations and the Partnership’s consolidated accounts as of and for the years ended December 31, 2018 and 2017 For the purpose of the following financial information, the Partnership’s investments in its subsidiaries and the guarantor subsidiaries’ investments in their respective subsidiaries are presented in accordance with the equity method of accounting (in thousands):

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$16,298	$1,849	$—	$18,147
Assets held for sale	—	—	757	—	—	757
Other current assets	—	3,718	64,167	11,527	—	79,412
Total current assets	—	3,718	81,222	13,376	-	98,316
Long-term accounts receivable	—	3,118	71,708	12,322	—	87,148
Cemetery and funeral home property and equipment	—	806	409,201	33,550	—	443,557
Merchandise trusts	—	—	—	488,248	—	488,248
Perpetual care trusts	—	—	—	330,562	—	330,562
Deferred selling and obtaining costs	—	5,511	88,705	18,444	—	112,660
Goodwill and intangible assets	—	—	25,676	60,607	—	86,283
Other assets	—	—	19,403	2,924	—	22,327
Investments in and amounts due from affiliates eliminated upon consolidation	61,875	(586)	539,997	—	(601,286)	-
Total assets	$61,875	$12,567	$1,235,912	$960,033	$(601,286)	$1,669,101
Liabilities and Partners’ Capital
Current liabilities	$—	$184	$60,216	$1,400	$—	$61,800
Long-term debt, net of deferred financing costs	68,453	105,160	146,635	—	—	320,248
Deferred revenues	—	32,147	770,337	111,802	—	914,286
Perpetual care trust corpus	—	—	—	330,562	—	330,562
Other long-term liabilities	—	—	33,553	15,230	—	48,783
Due to affiliates	—	—	173,613	543,543	(717,156)	-
Total liabilities	68,453	137,491	1,184,354	1,002,537	(717,156)	1,675,679
Partners’ capital	(6,578)	(124,924)	51,556	(42,502)	115,870	(6,578)
Total liabilities and partners’ capital	$61,875	$12,567	$1,235,910	$960,035	$(601,286)	$1,669,101

CONDENSED CONSOLIDATING BALANCE SHEETS (continued)

December 31, 2017	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$4,216	$2,605	$—	$6,821
Assets held for sale	—	—	1,016	—	—	1,016
Other current assets	—	3,882	83,901	17,366	—	105,149
Total current assets	—	3,882	89,133	19,971	—	112,986
Long-term accounts receivable	—	2,179	89,275	14,481	—	105,935
Cemetery and funeral home property and equipment	—	738	411,936	34,820	—	447,494
Merchandise trusts	—	—	—	515,456	—	515,456
Perpetual care trusts	—	—	—	339,928	—	339,928
Deferred selling and obtaining costs	—	6,171	98,639	21,588	—	126,398
Goodwill and intangible assets	—	—	26,347	61,759	—	88,106
Other assets	—	—	16,995	2,784	—	19,779
Investments in and amounts due from affiliates eliminated upon consolidation	159,946	82,836	556,783	—	(799,565)	-
Total assets	$159,946	$95,806	$1,289,108	$1,010,787	$(799,565)	$1,756,082
Liabilities and Partners’ Capital
Current liabilities	$—	$72	$44,380	$1,354	$—	$45,806
Long-term debt, net of deferred financing costs	68,250	104,848	144,595	—	—	317,693
Deferred revenues	—	33,469	773,516	105,641	—	912,626
Perpetual care trust corpus	—	—	—	339,928	—	339,928
Other long-term liabilities	—	—	34,149	14,184	—	48,333
Due to affiliates	—	—	173,098	576,025	(749,123)	-
Total liabilities	68,250	138,389	1,169,738	1,037,132	(749,123)	1,664,386
Partners’ capital	91,696	(42,583)	119,370	(26,345)	(50,442)	91,696
Total liabilities and partners’ capital	$159,946	$95,806	$1,289,108	$1,010,787	$(799,565)	$1,756,082

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Year Ended December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$6,382	$266,550	$52,271	$(9,077)	$316,126
Total costs and expenses	—	(13,666)	(285,578)	(58,349)	9,077	(348,516)
Other loss	—	(445)	(9,510)	(1,549)	—	(11,504)
Net loss from equity investment in subsidiaries	(63,084)	(54,573)	—	—	117,657	—
Interest expense	(5,434)	(8,348)	(15,787)	(1,033)	—	(30,602)
Income (loss) from continuing operations before income taxes	(68,518)	(70,650)	(44,325)	(8,660)	117,657	(74,496)
Income tax benefit	—	—	1,797	—	—	1,797
Net income (loss)	$(68,518)	$(70,650)	$(42,528)	$(8,660)	$117,657	$(72,699)

Year Ended December 31, 2017	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$7,788	$279,399	$58,981	$(7,941)	$338,227
Total costs and expenses	—	(12,306)	(290,850)	(53,685)	7,941	(348,900)
Other loss	—	—	(46,761)	—	—	(46,761)
Net loss from equity investment in subsidiaries	(69,724)	(71,281)	—	—	141,005	—
Interest expense	(5,434)	(8,348)	(12,623)	(940)	—	(27,345)
Income (loss) from continuing operations before income taxes	(75,158)	(84,147)	(70,835)	4,356	141,005	(84,779)
Income tax benefit	—	—	9,621	—	—	9,621
Net income (loss)	$(75,158)	$(84,147)	$(61,214)	$4,356	$141,005	$(75,158)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Year Ended December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$370	$39,943	$(73)	$(13,783)	$26,457
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(370)	(11,510)	(683)	—	(12,563)
Net cash used in investing activities	—	(370)	(11,510)	(683)	—	(12,563)
Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments to affiliates	—	—	(13,782)	—	13,782	—
Net borrowings and repayments of debt	—	—	1,387	—	—	1,387
Other financing activities	—	—	(3,955)	—	—	(3,955)
Net cash used in financing activities	-	—	(16,350)	—	13,782	(2,568)
Net decrease in cash and cash equivalents	—	—	12,082	(756)	—	11,326
Cash and cash equivalents—Beginning of period	—	—	4,216	2,605	—	6,821
Cash and cash equivalents—End of period	$—	$—	$16,298	$1,849	$—	$18,147

Year Ended December 31, 2017	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$24,545	$103	$28,488	$167	$(38,327)	$14,976
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(103)	(7,831)	(987)	—	(8,921)
Net cash used in investing activities	—	(103)	(7,831)	(987)	—	(8,921)
Cash Flows From Financing Activities:
Cash distributions	(24,545)	—	—	—	—	(24,545)
Payments to affiliates	—	—	(38,327)	—	38,327	—
Net borrowings and repayments of debt	—	—	14,341	—	—	14,341
Other financing activities	—	—	(1,600)	—	—	(1,600)
Net cash used in financing activities	(24,545)	—	(25,586)	—	38,327	(11,804)
Net decrease in cash and cash equivalents	—	—	(4,929)	(820)	—	(5,749)
Cash and cash equivalents—Beginning of period	—	—	9,145	3,425	—	12,570
Cash and cash equivalents—End of period	$—	$—	$4,216	$2,605	$—	$6,821